Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–39.47%
Advertising–0.24%
Interpublic Group of Cos., Inc. (The)	10,761	$400,740
Aerospace & Defense–0.85%
Howmet Aerospace, Inc.	16,230	687,665
Raytheon Technologies Corp.	7,609	745,150
		1,432,815
Agricultural & Farm Machinery–0.37%
Deere & Co.	1,517	626,339
Air Freight & Logistics–0.58%
United Parcel Service, Inc., Class B	5,046	978,874
Apparel Retail–0.25%
Ross Stores, Inc.	3,931	417,197
Application Software–0.75%
Manhattan Associates, Inc.(b)	2,755	426,612
Paylocity Holding Corp.(b)	1,690	335,938
Synopsys, Inc.(b)	1,325	511,781
		1,274,331
Automotive Parts & Equipment–0.41%
Aptiv PLC(b)	4,412	494,982
Mobileye Global, Inc., Class A (Israel)(b)	4,596	198,869
		693,851
Automotive Retail–0.47%
AutoZone, Inc.(b)	324	796,441
Biotechnology–0.42%
Gilead Sciences, Inc.	8,586	712,380
Broadline Retail–1.55%
Amazon.com, Inc.(b)	25,429	2,626,561
Communications Equipment–0.56%
Motorola Solutions, Inc.	3,331	953,099
Construction Materials–0.48%
Vulcan Materials Co.	4,700	806,332
Consumer Finance–0.36%
Capital One Financial Corp.	6,307	606,481
Consumer Staples Merchandise Retail–0.38%
Dollar General Corp.	3,088	649,901
Distillers & Vintners–0.41%
Constellation Brands, Inc., Class A	3,108	702,066
Distributors–0.29%
LKQ Corp.	8,763	497,388
Diversified Banks–1.14%
JPMorgan Chase & Co.	14,860	1,936,407
Diversified Financial Services–0.20%
Equitable Holdings, Inc.	13,528	343,476
Shares		Value
Electric Utilities–0.30%
American Electric Power Co., Inc.	5,637	$512,911
Electrical Components & Equipment–0.99%
Generac Holdings, Inc.(b)	2,955	319,170
Hubbell, Inc.	1,764	429,199
Regal Rexnord Corp.	3,691	519,434
Rockwell Automation, Inc.	1,397	409,950
		1,677,753
Environmental & Facilities Services–0.30%
Waste Connections, Inc.	3,677	511,360
Fertilizers & Agricultural Chemicals–0.26%
Mosaic Co. (The)	9,537	437,558
Financial Exchanges & Data–0.49%
Intercontinental Exchange, Inc.	7,937	827,750
Gas Utilities–0.28%
ONE Gas, Inc.(c)	6,008	476,014
Health Care Equipment–1.07%
Boston Scientific Corp.(b)	13,307	665,749
DexCom, Inc.(b)	3,537	410,929
Zimmer Biomet Holdings, Inc.	5,767	745,096
		1,821,774
Health Care Facilities–0.50%
HCA Healthcare, Inc.	1,864	491,499
Tenet Healthcare Corp.(b)	5,995	356,223
		847,722
Home Improvement Retail–0.37%
Lowe’s Cos., Inc.	3,155	630,905
Homebuilding–0.24%
D.R. Horton, Inc.(c)	4,146	405,023
Hotels, Resorts & Cruise Lines–0.44%
Airbnb, Inc., Class A(b)	3,497	435,027
Wyndham Hotels & Resorts, Inc.	4,687	318,013
		753,040
Household Products–0.81%
Procter & Gamble Co. (The)	9,245	1,374,639
Industrial Conglomerates–0.33%
Honeywell International, Inc.	2,885	551,381
Industrial Machinery & Supplies & Components–0.23%
Lincoln Electric Holdings, Inc.	2,262	382,504
Industrial REITs–0.84%
Prologis, Inc.	11,459	1,429,739
Insurance Brokers–0.44%
Arthur J. Gallagher & Co.	3,907	747,448
Integrated Oil & Gas–1.03%
Chevron Corp.	10,658	1,738,959

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Integrated Telecommunication Services–0.84%
Deutsche Telekom AG (Germany)	31,482	$762,523
Verizon Communications, Inc.	16,978	660,274
		1,422,797
Interactive Home Entertainment–0.22%
Electronic Arts, Inc.	3,076	370,504
Interactive Media & Services–2.30%
Alphabet, Inc., Class A(b)	18,393	1,907,906
Meta Platforms, Inc., Class A(b)	9,391	1,990,328
		3,898,234
Internet Services & Infrastructure–0.22%
Snowflake, Inc., Class A(b)	2,378	366,902
Investment Banking & Brokerage–0.59%
Charles Schwab Corp. (The)	5,148	269,652
Raymond James Financial, Inc.(c)	7,880	734,968
		1,004,620
IT Consulting & Other Services–0.48%
Amdocs Ltd.	8,389	805,596
Life Sciences Tools & Services–0.15%
Repligen Corp.(b)	1,554	261,631
Managed Health Care–1.05%
Molina Healthcare, Inc.(b)(c)	1,203	321,790
UnitedHealth Group, Inc.	3,071	1,451,324
		1,773,114
Metal, Glass & Plastic Containers–0.39%
Silgan Holdings, Inc.	12,414	666,259
Multi-line Insurance–0.46%
Hartford Financial Services Group, Inc. (The)	11,238	783,176
Multi-Utilities–0.44%
WEC Energy Group, Inc.	7,859	744,955
Office REITs–0.14%
Alexandria Real Estate Equities, Inc.	1,826	229,327
Oil & Gas Exploration & Production–0.66%
APA Corp.	10,504	378,774
Chesapeake Energy Corp.	4,040	307,202
Marathon Oil Corp.	18,319	438,923
		1,124,899
Other Specialty Retail–0.15%
Bath & Body Works, Inc.	7,023	256,901
Pharmaceuticals–2.33%
AstraZeneca PLC, ADR (United Kingdom)	13,878	963,272
Bayer AG (Germany)	10,105	643,648
Catalent, Inc.(b)	6,272	412,133
Eli Lilly and Co.	3,009	1,033,351
Merck & Co., Inc.	8,344	887,718
		3,940,122
Restaurants–0.37%
Starbucks Corp.	6,097	634,881
Shares		Value
Semiconductor Materials & Equipment–0.59%
Applied Materials, Inc.	8,106	$995,660
Semiconductors–2.17%
Advanced Micro Devices, Inc.(b)	13,456	1,318,823
NVIDIA Corp.	8,472	2,353,267
		3,672,090
Soft Drinks & Non-alcoholic Beverages–0.96%
Coca-Cola Consolidated, Inc.	840	449,467
PepsiCo, Inc.	6,432	1,172,554
		1,622,021
Systems Software–3.21%
Microsoft Corp.	17,745	5,115,884
VMware, Inc., Class A(b)	2,619	326,982
		5,442,866
Technology Hardware, Storage & Peripherals–2.17%
Apple, Inc.	22,253	3,669,520
Transaction & Payment Processing Services–0.95%
Mastercard, Inc., Class A	4,430	1,609,906
Total Common Stocks & Other Equity Interests (Cost $49,699,923)		66,877,140
Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.60%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$6,000	5,909
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	8,000	7,813
		13,722
Aerospace & Defense–0.30%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	5,000	4,852
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	71,000	69,407
Lockheed Martin Corp.,
4.95%, 10/15/2025	36,000	36,583
5.10%, 11/15/2027	35,000	36,368
5.70%, 11/15/2054	23,000	26,240
5.90%, 11/15/2063	23,000	27,008
Northrop Grumman Corp., 4.95%, 03/15/2053	49,000	48,922
Raytheon Technologies Corp.,
5.00%, 02/27/2026	42,000	42,657
5.15%, 02/27/2033	205,000	213,462
		505,499
Agricultural & Farm Machinery–0.10%
Cargill, Inc., 4.88%, 10/10/2025(d)	48,000	48,419
CNH Industrial Capital LLC, 5.45%, 10/14/2025	58,000	58,693
John Deere Capital Corp., 4.55%, 10/11/2024	54,000	54,037
		161,149
Agricultural Products & Services–0.05%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	78,000	78,137
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Air Freight & Logistics–0.27%
United Parcel Service, Inc.,
4.88%, 03/03/2033	$144,000	$147,885
5.05%, 03/03/2053	306,000	315,188
		463,073
Apparel Retail–0.00%
Ross Stores, Inc., 3.38%, 09/15/2024	5,000	4,892
Application Software–0.01%
Workday, Inc., 3.70%, 04/01/2029	20,000	18,766
Asset Management & Custody Banks–0.42%
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	10,000	9,584
5.15%, 05/15/2033	248,000	247,509
Bank of New York Mellon Corp. (The),
Series I, 3.75%(e)(f)	45,000	37,219
4.41%, 07/24/2026(e)	38,000	37,515
4.54%, 02/01/2029(e)	110,000	109,075
5.83%, 10/25/2033(e)	36,000	38,477
4.71%, 02/01/2034(e)	73,000	72,320
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	74,381
Brookfield Corp. (Canada), 4.00%, 01/15/2025	5,000	4,912
Northern Trust Corp., 6.13%, 11/02/2032	44,000	46,937
State Street Corp., 4.82%, 01/26/2034(e)	41,000	40,810
		718,739
Automobile Manufacturers–0.68%
American Honda Finance Corp., 4.70%, 01/12/2028	115,000	116,219
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	150,676
Hyundai Capital America,
4.13%, 06/08/2023(d)	9,000	8,979
5.50%, 03/30/2026(d)	106,000	106,221
5.60%, 03/30/2028(d)	181,000	181,430
5.80%, 04/01/2030(d)	36,000	36,328
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 03/30/2026(d)	150,000	150,221
4.80%, 03/30/2028(d)	229,000	229,882
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(d)	12,000	10,394
PACCAR Financial Corp.,
4.95%, 10/03/2025	61,000	61,586
4.60%, 01/10/2028	38,000	38,314
Toyota Motor Credit Corp., 4.63%, 01/12/2028	67,000	67,969
		1,158,219
Automotive Retail–0.05%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	77,000	79,427
Biotechnology–0.64%
AbbVie, Inc., 3.20%, 05/14/2026	60,000	57,967
Principal Amount		Value
Biotechnology–(continued)
Amgen, Inc.,
5.25%, 03/02/2025	$231,000	$233,657
5.15%, 03/02/2028	175,000	178,772
5.25%, 03/02/2030	79,000	80,827
5.25%, 03/02/2033	180,000	185,030
5.60%, 03/02/2043	157,000	161,874
5.65%, 03/02/2053	175,000	182,301
		1,080,428
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	6,000	7,839
Building Products–0.01%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	6,000	4,894
Masco Corp., 1.50%, 02/15/2028	5,000	4,261
		9,155
Cable & Satellite–0.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.46% (3 mo. USD LIBOR + 1.65%), 02/01/2024(g)	17,000	17,068
4.91%, 07/23/2025	79,000	78,243
Comcast Corp.,
5.50%, 11/15/2032	69,000	73,635
2.65%, 08/15/2062	5,000	3,052
		171,998
Cargo Ground Transportation–0.19%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.70%, 02/01/2028(d)	65,000	65,644
5.55%, 05/01/2028(d)	158,000	157,838
Ryder System, Inc.,
4.63%, 06/01/2025	96,000	94,755
4.30%, 06/15/2027	11,000	10,701
		328,938
Commercial & Residential Mortgage Finance–0.15%
Aviation Capital Group LLC, 6.25%, 04/15/2028(d)	114,000	114,314
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(e)	150,000	135,445
		249,759
Communications Equipment–0.00%
Motorola Solutions, Inc., 4.60%, 02/23/2028	5,000	4,937
Computer & Electronics Retail–0.06%
Leidos, Inc.,
2.30%, 02/15/2031	6,000	4,872
5.75%, 03/15/2033	97,000	99,194
		104,066
Construction Machinery & Heavy Transportation Equipment– 0.12%
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	206,384
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Consumer Finance–0.07%
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	$91,000	$92,531
5.00%, 04/09/2027	27,000	26,699
Synchrony Financial, 4.25%, 08/15/2024	5,000	4,729
		123,959
Consumer Staples Merchandise Retail–0.21%
Dollar General Corp., 5.50%, 11/01/2052	32,000	32,599
Target Corp.,
4.50%, 09/15/2032	48,000	48,129
4.40%, 01/15/2033	130,000	129,331
4.80%, 01/15/2053	81,000	79,657
Walmart, Inc.,
4.15%, 09/09/2032	35,000	35,301
4.50%, 09/09/2052	35,000	35,017
		360,034
Distillers & Vintners–0.03%
Brown-Forman Corp., 4.75%, 04/15/2033	52,000	52,623
Diversified Banks–7.86%
Australia and New Zealand Banking Group Ltd. (Australia),
6.75%(d)(e)(f)	425,000	408,429
5.09%, 12/08/2025	250,000	252,168
Bank of America Corp.,
2.46%, 10/22/2025(e)	105,000	100,026
3.37%, 01/23/2026(e)	5,000	4,812
4.38%, 04/27/2028(e)	42,000	40,661
4.95%, 07/22/2028(e)	34,000	33,834
4.27%, 07/23/2029(e)	4,000	3,854
4.57%, 04/27/2033(e)	37,000	35,248
5.02%, 07/22/2033(e)	45,000	44,540
2.48%, 09/21/2036(e)	15,000	11,402
7.75%, 05/14/2038	115,000	137,888
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(e)	246,000	250,732
BPCE S.A. (France),
5.15% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	247,199
4.50%, 03/15/2025(d)	184,000	177,477
5.98%, 01/18/2027(d)(e)	250,000	249,596
Citigroup, Inc.,
7.38%(e)(f)	348,000	343,358
5.61%, 09/29/2026(e)	96,000	96,781
4.08%, 04/23/2029(e)	7,000	6,680
3.79%, 03/17/2033(e)	36,000	32,305
Series V, 4.70%(e)(f)	160,000	140,400
Citizens Bank N.A., 6.06%, 10/24/2025(e)	358,000	337,114
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	141,416
Cooperatieve Rabobank U.A. (Netherlands), 4.66%, 08/22/2028(d)(e)	250,000	243,144
Credit Agricole S.A. (France),
7.88%(d)(e)(f)	200,000	196,798
4.38%, 03/17/2025(d)	304,000	292,230
Principal Amount		Value
Diversified Banks–(continued)
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	$200,000	$176,117
Discover Bank, 4.65%, 09/13/2028	122,000	115,471
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	276,301
Fifth Third Bancorp,
2.38%, 01/28/2025	68,000	63,310
1.71%, 11/01/2027(e)	76,000	64,287
6.36%, 10/27/2028(e)	40,000	40,301
4.77%, 07/28/2030(e)	136,000	125,906
Fifth Third Bank N.A.,
5.85%, 10/27/2025(c)(e)	380,000	374,822
3.85%, 03/15/2026	160,000	146,399
HSBC Holdings PLC (United Kingdom),
4.60%(e)(f)	225,000	168,598
3.95%, 05/18/2024(e)	109,000	108,613
2.25%, 11/22/2027(c)(e)	200,000	177,595
4.04%, 03/13/2028(e)	135,000	126,771
5.21%, 08/11/2028(e)	205,000	203,084
4.58%, 06/19/2029(e)	183,000	173,813
8.11%, 11/03/2033(e)	275,000	308,264
6.33%, 03/09/2044(e)	256,000	271,011
Huntington National Bank (The), 5.70%, 11/18/2025(e)	700,000	677,566
JPMorgan Chase & Co.,
3.78%, 02/01/2028(e)	5,000	4,786
4.32%, 04/26/2028(e)	36,000	35,159
3.54%, 05/01/2028(e)	6,000	5,679
4.85%, 07/25/2028(e)	35,000	34,967
4.59%, 04/26/2033(e)	24,000	23,260
5.72%, 09/14/2033(e)	93,000	95,343
KeyBank N.A.,
4.15%, 08/08/2025	325,000	307,567
4.90%, 08/08/2032	250,000	219,713
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025(c)	359,000	347,021
4.70%, 01/27/2028	189,000	177,185
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(e)	593,000	587,490
5.02%, 07/20/2028(e)	200,000	198,630
1.80%, 07/20/2033(e)	200,000	198,194
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(e)	209,000	212,277
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(e)	154,000	134,925
Nordea Bank Abp (Finland),
4.75%, 09/22/2025(d)	200,000	199,207
5.38%, 09/22/2027(d)	200,000	201,097
PNC Bank N.A., 2.50%, 08/27/2024	252,000	242,199
PNC Financial Services Group, Inc. (The),
Series O, 8.49% (3 mo. USD LIBOR + 3.68%)(f)(g)	54,000	53,455
Series V, 6.20%(c)(e)(f)	182,000	171,690
Series W, 6.25%(e)(f)	222,000	207,015
5.67%, 10/28/2025(e)	60,000	60,074
4.63%, 06/06/2033(e)	62,000	57,231
6.04%, 10/28/2033(e)	49,000	51,602
5.07%, 01/24/2034(e)	99,000	97,743
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	$6,000	$5,945
5.00%, 02/01/2033	120,000	121,536
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(d)(e)	200,000	157,152
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	11,000	8,751
5.77%, 01/13/2033	458,000	478,704
Swedbank AB (Sweden), 5.34%, 09/20/2027(d)	206,000	206,235
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	203,500
Truist Bank, 2.64%, 09/17/2029(c)(e)	376,000	353,231
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	6,000	5,580
4.55%, 07/22/2028(e)	35,000	34,134
4.97%, 07/22/2033(e)	30,000	28,432
5.85%, 10/21/2033(e)	65,000	67,948
4.84%, 02/01/2034(e)	230,000	223,308
2.49%, 11/03/2036(e)	38,000	29,360
Wells Fargo & Co.,
3.58%, 05/22/2028(e)	7,000	6,600
4.61%, 04/25/2053(e)	34,000	30,204
		13,310,450
Diversified Capital Markets–0.39%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	187,696
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	154,000	142,257
UBS Group AG (Switzerland),
4.38%(d)(e)(f)	200,000	139,250
4.75%, 05/12/2028(d)(e)	205,000	196,848
		666,051
Diversified Chemicals–0.06%
Celanese US Holdings LLC,
5.90%, 07/05/2024	46,000	46,038
6.05%, 03/15/2025	50,000	50,322
		96,360
Diversified Financial Services–0.12%
Jackson Financial, Inc., 5.17%, 06/08/2027	8,000	7,984
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(d)	200,000	200,388
		208,372
Diversified Metals & Mining–0.23%
BHP Billiton Finance (USA) Ltd. (Australia), 4.90%, 02/28/2033	168,000	171,486
Rio Tinto Finance (USA) PLC (United Kingdom), 5.13%, 03/09/2053	205,000	211,408
		382,894
Diversified REITs–0.25%
CubeSmart L.P.,
2.25%, 12/15/2028	5,000	4,298
2.50%, 02/15/2032	7,000	5,627
Roche Holdings, Inc., 2.31%, 03/10/2027(d)	297,000	276,683
Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
4.75%, 02/15/2028	$30,000	$28,467
4.95%, 02/15/2030	30,000	28,181
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(d)	82,000	81,385
		424,641
Education Services–0.03%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	54,000	54,971
Electric Utilities–1.38%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	165,729
American Electric Power Co., Inc., 5.75%, 11/01/2027	35,000	36,416
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	47,000	48,637
Duke Energy Carolinas LLC,
4.95%, 01/15/2033	95,000	97,688
5.35%, 01/15/2053	85,000	88,592
Duke Energy Corp.,
5.00%, 12/08/2025	82,000	82,615
5.00%, 08/15/2052	37,000	34,478
3.25%, 01/15/2082(e)	9,000	6,748
Duke Energy Indiana, LLC, 5.40%, 04/01/2053	128,000	130,552
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	131,832
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	206,879
Exelon Corp., 5.60%, 03/15/2053	110,000	112,197
Metropolitan Edison Co., 5.20%, 04/01/2028(d)	36,000	36,390
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	22,000	23,450
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	112,000	113,996
4.63%, 07/15/2027	49,000	48,904
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	62,000	63,796
Pacific Gas and Electric Co., 6.15%, 01/15/2033	58,000	59,598
PacifiCorp,
2.90%, 06/15/2052	9,000	6,188
5.35%, 12/01/2053	156,000	159,996
Pennsylvania Electric Co., 5.15%, 03/30/2026(d)	15,000	15,077
Public Service Co. of Colorado, 5.25%, 04/01/2053	98,000	99,975
Public Service Electric and Gas Co., 5.13%, 03/15/2053	62,000	63,616
San Diego Gas & Electric Co., 5.35%, 04/01/2053	238,000	245,509
Southern Co. (The), 5.70%, 10/15/2032	28,000	29,474
Southwestern Electric Power Co., 5.30%, 04/01/2033	86,000	86,719
Virginia Electric and Power Co., 5.00%, 04/01/2033	94,000	94,771
Wisconsin Power and Light Co., 4.95%, 04/01/2033	30,000	30,205
Xcel Energy, Inc., 4.60%, 06/01/2032	11,000	10,688
		2,330,715
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Electrical Components & Equipment–0.16%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	$55,000	$54,542
Regal Rexnord Corp.,
6.05%, 04/15/2028(d)	126,000	126,148
6.30%, 02/15/2030(d)	49,000	49,389
6.40%, 04/15/2033(d)	48,000	48,087
		278,166
Electronic Equipment & Instruments–0.03%
Trimble, Inc., 6.10%, 03/15/2033	47,000	47,468
Environmental & Facilities Services–0.08%
Republic Services, Inc.,
4.88%, 04/01/2029	32,000	32,368
5.00%, 04/01/2034	96,000	97,869
		130,237
Financial Exchanges & Data–0.17%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	54,000	46,978
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	26,000	25,712
4.35%, 06/15/2029	18,000	17,778
4.60%, 03/15/2033	19,000	18,882
4.95%, 06/15/2052	30,000	29,280
5.20%, 06/15/2062	102,000	102,407
Moody’s Corp., 3.10%, 11/29/2061	35,000	23,253
S&P Global, Inc.,
2.90%, 03/01/2032	10,000	8,934
3.90%, 03/01/2062	16,000	13,313
		286,537
Gas Utilities–0.04%
Southwest Gas Corp., 5.45%, 03/23/2028	61,000	61,614
Health Care Equipment–0.16%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(d)	200,000	206,087
Becton, Dickinson and Co., 4.69%, 02/13/2028	68,000	68,320
		274,407
Health Care REITs–0.01%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	6,000	5,589
2.00%, 03/15/2031	6,000	4,689
		10,278
Health Care Services–0.22%
Cigna Group (The), 4.13%, 11/15/2025	5,000	4,922
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	130,418
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	58,000	46,039
Series 2042, 2.72%, 01/01/2042	56,000	38,838
2.86%, 01/01/2052	65,000	42,219
Principal Amount		Value
Health Care Services–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$171,000	$104,162
		366,598
Health Care Supplies–0.29%
Medtronic Global Holdings S.C.A.,
4.25%, 03/30/2028	245,000	244,700
4.50%, 03/30/2033	247,000	247,326
		492,026
Home Improvement Retail–0.39%
Lowe`s Cos., Inc.,
5.15%, 07/01/2033	167,000	168,665
5.75%, 07/01/2053	50,000	50,994
5.85%, 04/01/2063	291,000	295,450
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	6,000	5,756
5.00%, 04/15/2033	85,000	85,075
5.80%, 09/15/2062	53,000	53,449
		659,389
Hotels, Resorts & Cruise Lines–0.18%
Expedia Group, Inc., 3.25%, 02/15/2030	208,000	180,495
Marriott International, Inc., 4.90%, 04/15/2029	132,000	130,909
		311,404
Industrial Conglomerates–0.07%
Honeywell International, Inc., 5.00%, 02/15/2033	107,000	112,843
Industrial REITs–0.00%
LXP Industrial Trust, 2.38%, 10/01/2031	6,000	4,628
Insurance Brokers–0.10%
Arthur J. Gallagher & Co., 5.50%, 03/02/2033	100,000	102,268
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	61,000	62,927
		165,195
Integrated Oil & Gas–0.16%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	212,000	215,340
BP Capital Markets PLC (United Kingdom), 4.88%(e)(f)	36,000	32,828
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	11,000	10,204
Shell International Finance B.V. (Netherlands), 2.88%, 11/26/2041	21,000	16,146
		274,518
Integrated Telecommunication Services–0.05%
AT&T, Inc.,
5.50% (SOFR + 0.64%), 03/25/2024(g)	30,000	29,971
2.55%, 12/01/2033	20,000	16,098
Verizon Communications, Inc., 2.36%, 03/15/2032	46,000	37,760
		83,829
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Interactive Home Entertainment–0.00%
Electronic Arts, Inc., 1.85%, 02/15/2031	$9,000	$7,430
Interactive Media & Services–0.06%
Meta Platforms, Inc.,
3.85%, 08/15/2032	26,000	24,353
4.45%, 08/15/2052	50,000	44,044
4.65%, 08/15/2062	42,000	37,161
		105,558
Investment Banking & Brokerage–0.42%
Charles Schwab Corp. (The),
Series K, 5.00%(e)(f)	34,000	28,900
5.84% (SOFR + 1.05%), 03/03/2027(g)	33,000	31,475
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	50,000	50,383
5.33% (SOFR + 0.70%), 01/24/2025(g)	25,000	24,731
5.60% (SOFR + 0.79%), 12/09/2026(g)	79,000	76,962
5.62% (SOFR + 0.81%), 03/09/2027(g)	52,000	50,347
5.54% (SOFR + 0.92%), 10/21/2027(g)	58,000	56,243
4.48%, 08/23/2028(e)	25,000	24,472
Morgan Stanley,
5.28% (SOFR + 0.63%), 01/24/2025(g)	13,000	12,818
5.12%, 02/01/2029(e)	60,000	60,523
5.95%, 01/19/2038(e)	49,000	48,774
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	251,558
		717,186
Leisure Products–0.02%
Brunswick Corp., 5.10%, 04/01/2052	44,000	32,462
Life & Health Insurance–0.95%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	7,000	7,007
Athene Global Funding,
1.45%, 01/08/2026(d)	8,000	7,090
2.95%, 11/12/2026(d)	8,000	7,172
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(d)	110,000	110,765
GA Global Funding Trust, 2.90%, 01/06/2032(d)	168,000	134,222
Lincoln National Corp., Series C, 9.25%(e)(f)	43,000	43,000
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(h)	509,000	431,993
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	5,000	4,761
MetLife, Inc.,
5.00%, 07/15/2052	10,000	9,371
5.25%, 01/15/2054	151,000	147,324
New York Life Global Funding, 4.55%, 01/28/2033(d)	128,000	126,803
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(d)	56,000	55,533
Principal Amount		Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
5.66% (SOFR + 0.80%), 03/30/2025(d)(g)	$186,000	$184,053
5.41% (SOFR + 0.62%), 06/04/2026(d)(g)	36,000	35,154
Principal Financial Group, Inc.,
5.38%, 03/15/2033	124,000	124,202
5.50%, 03/15/2053	165,000	158,158
Prudential Financial, Inc., 5.20%, 03/15/2044(e)	9,000	8,575
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	9,000	8,194
		1,603,377
Managed Health Care–0.49%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	135,000	98,979
3.00%, 06/01/2051	140,000	98,683
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	58,000	58,424
5.15%, 10/15/2025	40,000	40,781
5.25%, 02/15/2028	50,000	52,030
4.25%, 01/15/2029	95,000	94,353
5.30%, 02/15/2030	85,000	89,642
5.35%, 02/15/2033	74,000	78,716
4.50%, 04/15/2033	43,000	42,772
5.05%, 04/15/2053	92,000	93,117
5.20%, 04/15/2063	76,000	77,050
		824,547
Movies & Entertainment–0.09%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(d)	63,000	52,752
5.14%, 03/15/2052(d)	48,000	38,945
5.39%, 03/15/2062(d)	69,000	55,855
		147,552
Multi-line Insurance–0.23%
American International Group, Inc., 5.13%, 03/27/2033	132,000	131,289
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	60,000	62,214
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	197,775
		391,278
Multi-Utilities–0.20%
Ameren Corp., 2.50%, 09/15/2024	5,000	4,805
Dominion Energy, Inc., 5.38%, 11/15/2032	128,000	131,304
NiSource, Inc., 5.25%, 03/30/2028	42,000	42,757
WEC Energy Group, Inc.,
5.00%, 09/27/2025	69,000	69,072
5.15%, 10/01/2027	39,000	39,712
4.75%, 01/15/2028	49,000	48,983
1.80%, 10/15/2030	6,000	4,863
		341,496
Office REITs–0.19%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	7,000	5,609
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Office REITs–(continued)
Boston Properties L.P.,
2.90%, 03/15/2030	$47,000	$36,207
3.25%, 01/30/2031	36,000	28,518
2.55%, 04/01/2032	72,000	51,402
2.45%, 10/01/2033	72,000	48,523
Office Properties Income Trust,
4.25%, 05/15/2024	88,000	82,086
4.50%, 02/01/2025	36,000	31,105
2.65%, 06/15/2026	9,000	6,084
2.40%, 02/01/2027	39,000	25,539
		315,073
Oil & Gas Exploration & Production–0.08%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	6,000	5,609
Continental Resources, Inc.,
2.27%, 11/15/2026(d)	5,000	4,445
2.88%, 04/01/2032(d)	5,000	3,886
EQT Corp., 5.68%, 10/01/2025	61,000	60,882
Pioneer Natural Resources Co., 5.10%, 03/29/2026	54,000	54,253
		129,075
Oil & Gas Refining & Marketing–0.10%
Phillips 66, 5.30%, 06/30/2033	160,000	162,272
Oil & Gas Storage & Transportation–0.72%
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	158,000	164,437
Energy Transfer L.P., 5.75%, 02/15/2033	38,000	38,959
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	211,003
Kinder Morgan, Inc.,
4.80%, 02/01/2033	24,000	23,172
5.20%, 06/01/2033	148,000	147,150
5.45%, 08/01/2052	61,000	56,769
MPLX L.P.,
5.00%, 03/01/2033	94,000	92,035
4.95%, 03/14/2052	42,000	36,582
ONEOK, Inc., 6.10%, 11/15/2032	30,000	31,082
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(d)	48,000	49,140
Targa Resources Corp.,
5.20%, 07/01/2027	27,000	26,793
6.25%, 07/01/2052	34,000	33,586
Western Midstream Operating, L.P., 6.15%, 04/01/2033	130,000	131,925
Williams Cos., Inc. (The),
2.60%, 03/15/2031	20,000	16,833
5.65%, 03/15/2033	163,000	168,436
		1,227,902
Other Specialized REITs–0.01%
EPR Properties, 4.95%, 04/15/2028	25,000	20,901
Packaged Foods & Meats–0.08%
Conagra Brands, Inc., 4.60%, 11/01/2025	6,000	5,925
General Mills, Inc., 2.25%, 10/14/2031	5,000	4,160
Principal Amount		Value
Packaged Foods & Meats–(continued)
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(d)	$150,000	$130,362
		140,447
Paper & Plastic Packaging Products & Materials–0.02%
Berry Global, Inc., 1.65%, 01/15/2027	28,000	24,540
Sealed Air Corp., 1.57%, 10/15/2026(d)	8,000	7,003
		31,543
Passenger Airlines–0.14%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	101,230	89,085
Series 2021-1, Class A, 2.88%, 07/11/2034	19,464	16,072
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	41,687	34,285
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	27,081	26,643
4.75%, 10/20/2028(d)	55,563	53,665
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	24,145	24,104
		243,854
Personal Care Products–0.46%
Kenvue, Inc.,
5.05%, 03/22/2028(d)	86,000	88,927
5.00%, 03/22/2030(d)	160,000	164,858
4.90%, 03/22/2033(d)	243,000	251,162
5.10%, 03/22/2043(d)	83,000	85,695
5.05%, 03/22/2053(d)	95,000	97,988
5.20%, 03/22/2063(d)	81,000	84,013
		772,643
Pharmaceuticals–0.56%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	331,306
Eli Lilly and Co.,
4.70%, 02/27/2033	127,000	130,279
4.88%, 02/27/2053	122,000	126,290
4.95%, 02/27/2063	144,000	148,334
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	80,000	56,501
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	161,796
		954,506
Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	83,977
Property & Casualty Insurance–0.02%
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(d)	38,000	36,243
Rail Transportation–0.11%
CSX Corp., 4.50%, 11/15/2052	49,000	44,921
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Rail Transportation–(continued)
Union Pacific Corp.,
2.15%, 02/05/2027	$6,000	$5,561
4.50%, 01/20/2033	63,000	63,200
4.95%, 09/09/2052	12,000	12,228
5.15%, 01/20/2063	65,000	65,661
		191,571
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	8,000	5,884
Regional Banks–0.43%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	18,000	16,191
3.25%, 04/30/2030	3,000	2,487
2.64%, 09/30/2032	29,000	20,812
5.64%, 05/21/2037(e)	51,000	46,729
M&T Bank Corp., 5.05%, 01/27/2034(e)	95,000	88,304
Santander Holdings USA, Inc., 3.50%, 06/07/2024	5,000	4,855
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(e)	221,000	224,052
Truist Financial Corp.,
4.87%, 01/26/2029(e)	102,000	99,549
4.92%, 07/28/2033(e)	76,000	70,896
6.12%, 10/28/2033(e)	48,000	50,405
5.12%, 01/26/2034(e)	103,000	100,535
		724,815
Reinsurance–0.00%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	5,000	3,535
Renewable Electricity–0.01%
NSTAR Electric Co., 4.55%, 06/01/2052	14,000	13,070
Restaurants–0.03%
McDonald’s Corp., 5.15%, 09/09/2052	56,000	57,029
Retail REITs–0.11%
Agree L.P., 2.00%, 06/15/2028	5,000	4,243
National Retail Properties, Inc., 3.50%, 04/15/2051	6,000	4,131
Realty Income Corp.,
5.63%, 10/13/2032	34,000	35,351
2.85%, 12/15/2032	5,000	4,139
Regency Centers L.P., 2.95%, 09/15/2029	5,000	4,335
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(e)	133,000	119,903
Spirit Realty L.P., 3.20%, 01/15/2027	6,000	5,477
		177,579
Self-Storage REITs–0.37%
Extra Space Storage L.P., 5.70%, 04/01/2028	60,000	60,449
Prologis L.P., 4.63%, 01/15/2033	63,000	62,328
Principal Amount		Value
Self-Storage REITs–(continued)
Prologis, L.P.,
4.75%, 06/15/2033(c)	$336,000	$334,150
5.25%, 06/15/2053	176,000	176,537
		633,464
Semiconductors–0.06%
Broadcom, Inc.,
3.46%, 09/15/2026	71,000	67,892
3.14%, 11/15/2035(d)	26,000	20,016
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	4,000	3,598
3.00%, 06/01/2031	5,000	4,164
		95,670
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,430
Sovereign Debt–0.12%
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(d)	200,000	201,088
Specialized Finance–0.01%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	12,000	9,053
Steel–0.08%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	125,000	130,130
Systems Software–0.28%
Oracle Corp.,
6.25%, 11/09/2032	147,000	158,187
4.90%, 02/06/2033	155,000	151,882
6.90%, 11/09/2052	64,000	71,825
5.55%, 02/06/2053	85,000	81,030
VMware, Inc., 3.90%, 08/21/2027	4,000	3,832
		466,756
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc.,
3.35%, 08/08/2032	38,000	35,857
2.55%, 08/20/2060	19,000	12,562
		48,419
Telecom Tower REITs–0.07%
American Tower Corp., 3.38%, 10/15/2026	60,000	56,887
Crown Castle, Inc., 4.45%, 02/15/2026	60,000	59,253
		116,140
Tobacco–0.30%
Altria Group, Inc., 3.70%, 02/04/2051	5,000	3,380
Philip Morris International, Inc.,
5.13%, 11/17/2027	55,000	56,318
4.88%, 02/15/2028	120,000	121,191
5.13%, 02/15/2030	158,000	160,084
5.38%, 02/15/2033	167,000	170,727
		511,700
Trading Companies & Distributors–0.05%
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(d)	91,000	80,842
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Transaction & Payment Processing Services–0.16%
Mastercard, Inc., 4.85%, 03/09/2033	$241,000	$250,405
PayPal Holdings, Inc., 5.05%, 06/01/2052	23,000	22,148
		272,553
U.S. Treasury Notes–0.38%
U.S. Treasury Notes, 4.63%, 03/15/2026	637,000	651,556
Wireless Telecommunication Services–0.21%
T-Mobile USA, Inc.,
3.50%, 04/15/2025	60,000	58,355
5.05%, 07/15/2033	127,000	127,690
3.40%, 10/15/2052	38,000	27,397
5.65%, 01/15/2053	145,000	148,678
		362,120
Total U.S. Dollar Denominated Bonds & Notes (Cost $41,058,602)		39,980,060
U.S. Government Sponsored Agency Mortgage-Backed Securities–17.35%
Collateralized Mortgage Obligations–0.42%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(i)	3,988	607
7.50%, 08/25/2023 to 11/25/2023(i)	1,643	21
6.50%, 02/25/2032 to 02/25/2033(i)(j)	88,404	13,703
6.00%, 06/25/2033 to 09/25/2035(i)(j)	73,327	11,546
5.50%, 09/25/2033 to 06/25/2035(i)	146,836	23,575
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(i)	177,358	128,990
3.00%, 11/25/2027(i)	51,716	2,157
2.25% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(g)(i)	20,473	1,299
3.05% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(i)	31,872	2,967
3.10% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(i)	6,947	646
3.25% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(i)	8,384	878
3.15% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(g)(i)	100,734	10,848
3.34% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(i)	8,893	530
3.40% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(g)(i)	46,671	6,456
2.70% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(i)	6,186	662
1.20% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(g)(i)	21,510	1,003
1.90% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(i)	3,172	222
1.75% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(i)	164,196	9,849
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.85% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(i)	$63,524	$4,830
3.50%, 08/25/2035(i)	202,168	24,874
1.25% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(g)(i)	17,359	1,449
1.69% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(i)	29,921	2,399
1.70% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(i)	39,352	2,895
1.30% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(i)	127,347	14,391
1.05% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(g)(i)	328,025	25,587
PO, 0.00%, 09/25/2023(k)	599	594
4.00%, 08/25/2026 to 08/25/2047(i)	102,681	17,359
6.00%, 11/25/2028	11,348	11,581
5.10% (1 mo. USD LIBOR + 0.25%), 08/25/2035(g)	11,721	11,594
6.80% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	21,547	26,055
6.43% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	13,392	15,511
5.79% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	10,651	10,737
5.00%, 04/25/2040	12,258	12,127
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	4,140,729	12,623
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,571,454	22,095
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	2,028,349	29,337
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,996,521	47,931
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	1,640,152	76,370
Freddie Mac REMICs,
IO, 2.97% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(g)(i)	25,347	773
3.00%, 06/15/2027 to 05/15/2040(i)	173,424	7,843
2.50%, 05/15/2028(i)	36,838	1,516
2.02% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(i)	132,281	6,984
2.07% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(i)	6,932	389
2.04% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(i)	49,860	2,868
2.32% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(i)	7,291	777
1.32% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(i)	3,830	369
1.39% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(i)	26,774	2,248
1.57% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(i)	13,806	967
1.42% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(g)(i)	48,046	5,128
4.00%, 03/15/2045(i)	21,551	1,281
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.50%, 03/15/2032 to 06/15/2032	$38,148	$40,022
3.50%, 05/15/2032	9,418	9,069
7.57% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	4,422	5,383
5.08% (1 mo. USD LIBOR + 0.40%), 09/15/2035(g)	22,076	21,756
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(i)	13,651	1,206
3.00%, 12/15/2027(i)	65,695	3,301
3.27%, 12/15/2027(j)	16,531	736
6.50%, 02/01/2028(i)	3,177	322
6.00%, 12/15/2032(i)	13,255	1,678
PO, 0.00%, 06/01/2026(k)	2,893	2,724
		703,638
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
9.00%, 01/01/2025 to 05/01/2025	146	148
6.50%, 07/01/2028 to 04/01/2034	7,042	7,277
7.00%, 10/01/2031 to 10/01/2037	20,141	21,102
5.00%, 12/01/2034	428	433
5.50%, 09/01/2039	71,555	74,234
		103,194
Federal National Mortgage Association (FNMA)–0.36%
7.50%, 01/01/2033	16,885	17,612
6.00%, 03/01/2037	42,071	43,922
4.00%, 05/01/2052	571,742	551,773
		613,307
Government National Mortgage Association (GNMA)–4.66%
7.50%, 09/15/2023 to 06/15/2024	642	640
IO, 2.77% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(g)(i)	6,007	1
1.82% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(i)	112,784	8,639
1.92% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(i)	52,630	3,263
4.50%, 09/16/2047(i)	141,853	22,826
1.47% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(g)(i)	118,994	11,514
TBA, 2.50%, 04/01/2053(l)	4,465,000	3,929,723
4.50%, 04/01/2053(l)	2,206,000	2,172,976
5.50%, 04/01/2053(l)	1,715,000	1,734,534
		7,884,116
Principal Amount		Value
Uniform Mortgage-Backed Securities–11.85%
TBA, 2.00%, 04/01/2053(l)	$7,935,458	$6,561,104
3.50%, 04/01/2053(l)	2,800,000	2,601,922
4.00%, 04/01/2053(l)	1,039,000	993,791
4.50%, 04/01/2053(l)	1,039,000	1,018,089
5.00%, 04/01/2053(l)	5,082,000	5,068,898
5.50%, 04/01/2053(l)	3,800,000	3,838,668
		20,082,472
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $29,605,041)		29,386,727

Asset-Backed Securities–14.70%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	78,716	48,331
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	8,877	8,869
Series 2019-2, Class C, 2.74%, 04/18/2025	59,250	58,734
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	263,985
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	125,874
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	208,238
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	28,794	27,208
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	99,202	90,333
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	55,858	46,216
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	130,346	107,119
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(n)	231,784	204,386
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	395,058
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	100,455
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	290,734
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(g)	424,000	413,913
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	17,042	14,061
Series 2007-C, Class 1A4, 3.94%, 05/20/2036(m)	5,341	4,614
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.59%, 06/25/2034(m)	15,631	14,703
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(j)	1,510,671	62,515
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	$191,700	$162,782
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	191,700	156,054
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	180,933	156,941
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	202,283	171,769
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	246,827	200,931
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	91,048	84,693
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	29,090	27,381
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.55%, 01/15/2051(j)	1,570,698	30,722
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	45,788	42,896
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.54% (1 mo. USD LIBOR + 0.85%), 11/15/2038(d)(g)	110,000	105,901
Series 2021-VOLT, Class A, 5.38% (1 mo. USD LIBOR + 0.70%), 09/15/2036(d)(g)	210,000	202,208
Series 2021-VOLT, Class B, 5.63% (1 mo. USD LIBOR + 0.95%), 09/15/2036(d)(g)	190,000	180,592
Series 2021-XL2, Class B, 5.68% (1 mo. USD LIBOR + 1.00%), 10/15/2038(d)(g)	97,305	92,373
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	102,802
Series 2022-LBA6, Class A, 5.83% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(g)	185,000	178,808
Series 2022-LBA6, Class B, 6.13% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(g)	110,000	105,261
Series 2022-LBA6, Class C, 6.43% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(g)	100,000	95,222
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	450,000	462,280
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	87,788	87,470
Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	99,601
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(j)	756,706	20,195
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.79% (3 mo. USD LIBOR + 0.98%), 04/20/2031(d)(g)	250,000	247,955
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	4,338	4,063
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.99%, 01/25/2036(m)	$40,289	$34,725
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.99%, 11/10/2046(j)	357,089	808
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	19,328	19,066
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(j)	1,968,025	65,176
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	75,168	71,294
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	193,896	157,842
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(m)	7,288	7,176
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(m)	97,579	82,523
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	134,937	118,493
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(n)	138,315	124,400
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	233,832	217,921
COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	21,216	20,729
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	827,631
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	136,370
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	475,642
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,336	16,431
Series 2006-6, Class A3, 6.00%, 04/25/2036	17,509	9,731
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	38,011	32,212
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	47,237	40,033
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	172,685	160,593
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	88,881
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	244,117	236,529
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	482,126
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	82,071	43,850
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.87% (3 mo. USD LIBOR + 1.08%), 01/15/2034(d)(g)	100,056	97,943
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	$12,776	$12,239
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	35,559	29,841
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	124,535	105,056
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(n)	233,476	227,934
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	149,425	146,639
Extended Stay America Trust, Series 2021-ESH, Class B, 6.07% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(g)	102,500	99,463
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. USD LIBOR + 0.65%), 11/25/2035(g)	36,517	16,366
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	309,690	268,626
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	81,709	70,874
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 5.91% (3 mo. USD LIBOR + 1.09%), 01/25/2032(d)(g)	275,000	270,207
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.56% (1 mo. Term SOFR + 0.73%), 08/15/2036(d)(g)	100,000	99,068
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	64,077
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	12,757	12,644
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	186,821
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	164,260	142,905
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(m)	3,787	3,427
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	100,284
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	97,432
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	325,283
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	71,818
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	235,664
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.00%, 07/25/2035(m)	19,853	18,986
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	224,358	184,232
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	$270,000	$245,230
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,683
Series 2015-C27, Class XA, IO, 1.13%, 02/15/2048(j)	1,917,600	30,714
KKR CLO 30 Ltd., Series 30A, Class A1R, 5.81% (3 mo. USD LIBOR + 1.02%), 10/17/2031(d)(g)	268,000	264,607
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.64% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(g)	127,786	124,128
Series 2021-BMR, Class B, 5.82% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(g)	211,339	202,560
Series 2021-BMR, Class C, 6.04% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(g)	103,212	98,223
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.95% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(g)	618,000	612,238
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.10%, 04/21/2034(m)	8,527	8,064
Med Trust,
Series 2021-MDLN, Class A, 5.64% (1 mo. USD LIBOR + 0.95%), 11/15/2038(d)(g)	139,585	134,579
Series 2021-MDLN, Class B, 6.14% (1 mo. USD LIBOR + 1.45%), 11/15/2038(d)(g)	221,342	212,070
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	126,430	109,666
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	124,351	107,863
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(d)(m)	136,789	111,353
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(d)(m)	168,668	146,530
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	160,168	137,066
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.38% (1 mo. USD LIBOR + 0.70%), 07/15/2038(d)(g)	105,000	101,114
Series 2021-STOR, Class B, 5.58% (1 mo. USD LIBOR + 0.90%), 07/15/2038(d)(g)	105,000	100,067
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	239,066
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	689,001
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	618,778	20,575
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	117,744	91,698
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.82% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(g)	$269,084	$266,832
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.85% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(g)	250,000	246,751
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	150,953	138,198
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	161,859	139,087
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(d)(m)	197,446	176,304
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(n)	122,086	110,671
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(n)	110,000	93,407
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(n)	339,682	339,713
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	142,714	124,401
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 5.75% (3 mo. USD LIBOR + 0.96%), 07/15/2030(d)(g)	250,000	246,734
Series 2020-8RA, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(g)	366,000	361,024
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 5.86% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(g)	242,495	240,495
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(g)	339,000	335,119
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.07% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(g)	272,907	269,284
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	194,462	158,708
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	22,429	22,378
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	358,858	334,214
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	114,785	99,135
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	208,210	200,688
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 5.96% (3 mo. USD LIBOR + 1.04%), 02/20/2030(d)(g)	223,600	221,224
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,346	2,541
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	24,114	23,011
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	136,003	126,115
Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	$65,517	$65,173
Series 2019-3, Class D, 2.68%, 10/15/2025	45,731	45,515
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	274,642	247,909
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	121,029	109,383
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	98,500	80,761
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	98,500	75,624
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	106,985	92,564
Series 2021-SFR1, Class A, 5.31% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(g)	651,688	633,032
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	6,931	6,604
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	234,525	194,321
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	170,801	147,965
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.08% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(g)	250,000	247,154
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	354,000	347,651
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	245,533	213,111
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.09% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(g)	256,000	253,138
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	259,030	219,021
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(j)	1,180,736	37,161
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(n)	44,220	41,974
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(n)	59,061	55,985
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(m)	13,567	13,250
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(m)	49,799	40,763
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(m)	190,497	162,234
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	73,451	66,202
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(n)	129,326	115,666
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(n)	179,061	168,185
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(n)	94,338	92,534
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(n)	$126,010	$126,993
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	50,640	45,953
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(m)	24,286	22,435
Series 2005-AR14, Class 1A4, 3.91%, 12/25/2035(m)	26,083	23,919
Series 2005-AR16, Class 1A1, 3.86%, 12/25/2035(m)	28,383	25,168
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	87,616	86,112
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	1,036,608	34,099
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	142,508
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	145,887
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)	165,000	161,099
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	344,750	290,083
Total Asset-Backed Securities (Cost $27,060,721)		24,902,522
U.S. Treasury Securities–7.95%
U.S. Treasury Bonds–2.16%
3.88%, 02/15/2043	474,200	478,535
4.00%, 11/15/2052	3,000,400	3,185,112
		3,663,647
U.S. Treasury Notes–5.79%
4.63%, 02/28/2025(c)	2,370,900	2,394,146
4.00%, 02/29/2028	2,383,500	2,426,794
4.00%, 02/28/2030	1,281,300	1,315,334
3.50%, 02/15/2033	3,664,800	3,670,813
		9,807,087
Total U.S. Treasury Securities (Cost $13,124,934)		13,470,734

Agency Credit Risk Transfer Notes–0.49%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 9.85% (1 mo. USD LIBOR + 5.00%), 11/25/2024(g)	10,683	10,764
Series 2022-R03, Class 1M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	237,406	237,076
Series 2022-R04, Class 1M1, 6.56% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	130,158	130,301
Series 2023-R02, Class 1M1, 6.86% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(g)	83,515	83,480
Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 8.85% (1 mo. USD LIBOR + 4.00%), 08/25/2024(g)	$31,495	$31,890
Series 2022-DNA3, Class M1A, STACR®, 6.56% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	175,359	175,436
Series 2022-DNA6, Class M1, STACR®, 6.71% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	88,113	88,377
Series 2023-DNA1, Class M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(g)	70,000	70,141
Total Agency Credit Risk Transfer Notes (Cost $827,701)		827,465

Municipal Obligations–0.40%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	100,000	93,801
Series 2022, RB, 4.35%, 06/01/2041	75,000	69,627
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	90,000	62,348
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	98,209
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	198,049
Texas Natural Gas Securitization Finance Corp.,
Series 2023 A-1, RB, 5.10%, 04/01/2035	75,000	77,122
Series 2023 A-2, RB, 5.17%, 04/01/2041	75,000	79,496
Total Municipal Obligations (Cost $818,417)		678,652
Shares
Preferred Stocks–0.13%
Diversified Banks–0.13%
Citigroup, Inc., 5.00%, Series U, Pfd. (Cost $240,000)(e)	240,000	225,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.09% (Cost $162,435,339)		176,348,300
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.22%
Invesco Private Government Fund, 4.78%(o)(p)(q)	803,642	803,642
Invesco Private Prime Fund, 4.98%(o)(p)(q)	2,959,200	2,959,200
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,762,861)		3,762,842
TOTAL INVESTMENTS IN SECURITIES–106.31% (Cost $166,198,200)		180,111,142
OTHER ASSETS LESS LIABILITIES—(6.31)%		(10,682,852)
NET ASSETS–100.00%		$169,428,290
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $29,657,621, which represented 17.50% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2023.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,488,103	$8,203,206	$(9,887,667)	$-	$-	$803,642	$15,756*
Invesco Private Prime Fund	6,397,352	16,640,795	(20,077,585)	(207)	(1,155)	2,959,200	43,966*
Total	$8,885,455	$24,844,001	$(29,965,252)	$(207)	$(1,155)	$3,762,842	$59,722

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	June-2023	$825,813	$(2,406)	$(2,406)
U.S. Treasury 5 Year Notes	31	June-2023	3,394,742	44,461	44,461
U.S. Treasury 10 Year Notes	2	June-2023	229,844	(2,594)	(2,594)
U.S. Treasury Long Bonds	23	June-2023	3,016,594	131,172	131,172
U.S. Treasury Ultra Bonds	19	June-2023	2,681,375	120,977	120,977
Subtotal—Long Futures Contracts				291,610	291,610
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	38	June-2023	(4,603,344)	(123,060)	(123,060)
Total Futures Contracts				$168,550	$168,550

(a)	Futures contracts collateralized by $246,350 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$65,470,969	$1,406,171	$—	$66,877,140
U.S. Dollar Denominated Bonds & Notes	—	39,548,067	431,993	39,980,060
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	29,386,727	—	29,386,727
Asset-Backed Securities	—	24,902,522	—	24,902,522
U.S. Treasury Securities	—	13,470,734	—	13,470,734
Agency Credit Risk Transfer Notes	—	827,465	—	827,465
Municipal Obligations	—	678,652	—	678,652
Preferred Stocks	—	225,000	—	225,000
Money Market Funds	—	3,762,842	—	3,762,842
Total Investments in Securities	65,470,969	114,208,180	431,993	180,111,142
Other Investments - Assets*
Futures Contracts	296,610	—	—	296,610
Other Investments - Liabilities*
Futures Contracts	(128,060)	—	—	(128,060)
Total Other Investments	168,550	—	—	168,550
Total Investments	$65,639,519	$114,208,180	$431,993	$180,279,692

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund